System Fund - Summary of System Fund Expenses (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
System fund [line items]
Depreciation and amortisation	$ 80	$ 78	$ 75
System Fund [member]
System fund [line items]
Marketing	427	405	415
Depreciation and amortisation	45	36	31
Costs are borne by the System Fund [member] | System Fund [member]
System fund [line items]
Payroll costs	$ 347	$ 339	$ 311